Restricted Cash and Deposits	12 Months Ended
Dec. 31, 2018
Restricted Cash and Deposits [Abstract]
Disclosure of restricted cash and cash equivalents [text block]
10.	Restricted Cash and Deposits

	December 31 2018	December 31 2017

Security for decommissioning obligations	$2,569	$6,507
Security for remediation services agreement	-	499
Other	156	86

Restricted cash and deposits	2,725	7,092

Less: current portion	-	499

	$2,725	$6,593

Security for decommissioning obligations of $2,569,000 as at December 31, 2018 (December 31, 2017 - $6,507,000) includes cash collateral and a surety bond representing security for future reclamation and closure activities for the Bellekeno, Bermingham, Flame & Moth, Lucky Queen and Onek deposits. During the second quarter of 2018, security in the amount of $6,305,000 was replaced with a surety bond collateralized with $2,364,191, with the balance of $3,940,809 being reclassified as unrestricted cash and cash equivalents. The remaining security under a remediation services agreement was released back to the Corporation in the amount of $499,000 (US$398,000) in 2018 as the Corporation had satisfied the requirements under that agreement.